Pay vs Performance Disclosure - USD ($)		1 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended					13 Months Ended
		Jan. 24, 2022	Apr. 18, 2022	Dec. 12, 2023	Dec. 31, 2024	Dec. 31, 2023	Apr. 13, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Fiscal Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2	Summary Compensation Table Total for PEO 3	Compensation Actually Paid to PEO 3	Summary Compensation Table Total for PEO 4	Compensation Actually Paid to PEO 4	Summary Compensation Table Total for PEO 5	Compensation Actually Paid to PEO 5	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOS	Value of Initial $100 Investment Based on Total Shareholder Return	Net Loss ($) (Thousands)
	(1)	(6)	(2)	(6)	(3)	(6)	(4)	(6)	(5)	(6)	(7)	(8)
2024	$1,959,493	$(643,239)	$0	$0	$0	$0	$0	$0	$0	$0	$222,525	$(723,422)	$53.94	$(5,875)
2023	$2,515,855	$5,904,147	$450,000	$1,600,958	$601,338	$(953,925)	$0	$0	$0	$0	$336,138	$419,090	$78.88	$(30,220)
2022	$0	$0	$0	$0	$3,363,528	$1,640,240	$200,000	$200,492	$433,333	$380,505	$930,329	$416,491	$43.00	$(17,617)

Named Executive Officers, Footnote [Text Block]

(1)	Scot Cohen (PEO 1) served as our PEO starting December 12, 2023.

(2)	Kevin Mullins (PEO 2) served as our PEO from April 13, 2023 to December 12, 2023.

(3)	TJ Kennedy (PEO 3) served as our PEO from April 18, 2022 to April 13, 2023.

(4)	LW Varner, Jr. (PEO 4) served as our PEO from January 24, 2022 to April 18, 2022.

(5)	Thomas P. Smith (PEO 5) served as our PEO for the year ended December 31, 2021, and from January 1, 2022 to January 24, 2022.

(6)	For each of the PEOs in the table above, the following amounts were added and deducted to the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid as determined in accordance with SEC regulations.

Adjustment To PEO Compensation, Footnote [Text Block]

PEO 1
Fiscal Year	2024
SCT Total	$1,959,493
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,764,753)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,056,961
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(1,567,820)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$4,096
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(331,217)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0
Compensation Actually Paid	$(643,239)

Non-PEO NEO Average Total Compensation Amount	[1]				$ 222,525	$ 336,138		$ 930,329
Non-PEO NEO Average Compensation Actually Paid Amount	[2]				$ (723,422)	419,090		416,491
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NEO
Fiscal Year	2024
SCT Total	$222,525
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	$0
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(33,341)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(72,970)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(839,636)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$(723,422)
Compensation Actually Paid

Compensation Actually Paid vs. Total Shareholder Return [Text Block]					The following graph compares the compensation actually paid to our PEO(s), the average of the compensation actually paid to our remaining NEOs and the TSR performance of our stock price.
Compensation Actually Paid vs. Net Income [Text Block]					The following graph compares the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs with Net Loss.
Total Shareholder Return Amount					$ 53.94	78.88		43.00
Net Income (Loss) Attributable to Parent					(5,875,000)	(30,220,000)		(17,617,000)
PEO Name		Thomas P. Smith	LW Varner, Jr.	Kevin Mullins			TJ Kennedy		Thomas P. Smith	Scot Cohen
Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(33,341)
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(72,970)
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(839,636)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(723,422)
Scot Cohen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[3]				1,959,493	2,515,855		0
PEO Actually Paid Compensation Amount	[4]				(643,239)	5,904,147		0
Scot Cohen [Member] | Change in Pension Value and Above Market Non-Qualified Deferred Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Scot Cohen [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,764,753)
Scot Cohen [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,056,961
Scot Cohen [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,567,820)
Scot Cohen [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					4,096
Scot Cohen [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(331,217)
Scot Cohen [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Scot Cohen [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Kevin Mullins [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]				0	450,000		0
PEO Actually Paid Compensation Amount	[4]				0	1,600,958		0
TJ Kennedy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]				0	601,338		3,363,528
PEO Actually Paid Compensation Amount	[4]				0	(953,925)		1,640,240
LW Varner, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]				0	0		200,000
PEO Actually Paid Compensation Amount	[4]				0	0		200,492
Thomas P. Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]				0	0		433,333
PEO Actually Paid Compensation Amount	[4]				$ 0	$ 0		$ 380,505

[1]	For the year ended December 31, 2024, Jared Novick, Kevin Mullins, and Chris DeAlmeida were our other Named Executive Officers.
[2]	For our other Named Executive Officers, the follow amounts were added and deducted to the Summary Compensation Table amount to determine the compensation actually paid as determined in accordance with SEC regulations.
[3]	Scot Cohen (PEO 1) served as our PEO starting December 12, 2023.
[4]	For each of the PEOs in the table above, the following amounts were added and deducted to the Summary Compensation Table (“SCT”) amount to determine the compensation actually paid as determined in accordance with SEC regulations.
[5]	Kevin Mullins (PEO 2) served as our PEO from April 13, 2023 to December 12, 2023.
[6]	TJ Kennedy (PEO 3) served as our PEO from April 18, 2022 to April 13, 2023.
[7]	LW Varner, Jr. (PEO 4) served as our PEO from January 24, 2022 to April 18, 2022.
[8]	Thomas P. Smith (PEO 5) served as our PEO for the year ended December 31, 2021, and from January 1, 2022 to January 24, 2022.